Investment properties - Schedule of Investment Properties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value
Beginning balance	¥ 35,058	¥ 22,911
Fair value gain/(loss) of investment properties	(31)	12,147	¥ (154)
Ending balance	¥ 35,027	¥ 35,058	¥ 22,911